Segment information (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Schedule of segments

EURm	Network Infrastructure(1)	Mobile Networks	Cloud and Network Services	Nokia Technologies	Group Common and Other	Eliminations and unallocated items(2)	Nokia Group
2024
Net sales to external customers	6 517	7 721	3 021	1 928	33	—	19 220
Net sales to other segments	1	4	1	—	1	(7)	—
Operating profit/(loss)	761	409	249	1 514	(314)	(620)	1 999
Share of results of associated companies and joint ventures	—	1	7	(1)	—	—	7
Financial income and expenses							85
Profit before tax							2 091

Other segment items
Depreciation and amortization	(167)	(369)	(75)	(32)	(16)	(314)	(973)
2023
Net sales to external customers	6 919	9 791	3 219	1 085	124	—	21 138
Net sales to other segments	(2)	6	1	—	6	(11)	—
Operating profit/(loss)	1 016	723	255	734	(391)	(676)	1 661
Share of results of associated companies and joint ventures	—	(30)	7	12	—	(28)	(39)
Financial income and expenses							(153)
Profit before tax							1 469

Other segment items
Depreciation and amortization	(171)	(366)	(81)	(39)	(14)	(341)	(1 012)
2022
Net sales to external customers	7 894	10 658	3 350	1 583	276	—	23 761
Net sales to other segments	3	13	1	12	19	(48)	—
Operating profit/(loss)	1 069	940	177	1 208	(318)	(777)	2 299
Share of results of associated companies and joint ventures	—	(11)	6	(8)	—	(13)	(26)
Financial income and expenses							(104)
Profit before tax							2 169

Other segment items
Depreciation and amortization	(176)	(347)	(91)	(34)	(28)	(397)	(1 073)

(1)Includes IP Networks net sales of EUR 2 583 million (EUR 2 606 million in 2023 and EUR 3 063 million in 2022), Optical Networks net sales of EUR 1 636 million (EUR 1 942 million in 2023 and EUR 1 891 million in 2022) and Fixed Networks net sales of EUR 2 299 million (EUR 2 369 million in 2023 and EUR 2 943 million in 2022).
(2)Unallocated items comprise costs related to intangible asset amortization, restructuring-related charges, divestments of businesses and associates,  impairments and certain other items.

EURm	2024	2023	2022
Total segment operating profit	2 619	2 337	3 076
Restructuring and associated charges	(445)	(356)	(177)
Amortization of acquired intangible assets	(314)	(341)	(397)
Divestment of associates	190	—	—
Impairment and write-off of assets, net of reversals	(89)	(25)	(97)
Divestment of businesses	67	20	—
Costs associated with country exit	—	49	(98)
Other	(29)	(23)	(8)
Operating profit for the Group	1 999	1 661	2 299

Schedule of geographic location information	Net sales to external customers by country

EURm	2024	2023	2022
Finland	2 060	1 192	1 697
United States	5 032	5 328	7 911
India	1 366	2 832	1 280
France	751	750	788
Other	10 011	11 036	12 085
Total	19 220	21 138	23 761
Net sales to external customers by country are based on the
location of the customer, except for Nokia Technologies IPR
and licensing net sales which are allocated to Finland.
Non-current assets by country

EURm	2024	2023
Finland	1 476	1 549
United States	4 493	4 383
France	1 647	2 139
Other	1 042	1 376
Total	8 658	9 447
Non-current assets consists of goodwill, other intangible
assets, property, plant and equipment and right-of-use assets.